Document and Entity Information	Nov. 11, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001084048
Document Type	8-K
Document Period End Date	Nov. 11, 2019
Entity Registrant Name	J2 Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-25965
Entity Tax Identification Number	47-1053457
Entity Address, Address Line One	6922 Hollywood Blvd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90028
City Area Code	(323)
Local Phone Number	860-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	JCOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false